RELATED PARTY TRANSACTIONS (Details narrative) - USD ($)	1 Months Ended	3 Months Ended
	Oct. 21, 2020	Mar. 31, 2021	Dec. 31, 2020
Stock forfeiture		750,000
General and administrative expense		$ 450	$ 0
Working Capital Loans		$ 1,500,000	0
Conversion Price		$ 1.00
Sponsor [Member] | Promissory Note [Member]
General and administrative expense		$ 250,000
Principal amount		$ 150,000	$ 0
Underwriter [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues		3,000,000
Share Price	$ 12.00	$ 0.20
Stock forfeiture	750,000
Avalon Acquisition Holdings [Member] | Common Class B [Member]
Stock Issued During Period, Shares, New Issues	5,750,000
Stock Issued During Period, Value, New Issues	$ 25,000
Administrative Support Agreement
Periodic payment		$ 10,000